GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 18.90%
75,091	American Campus Communities Inc REIT	$ 4,202,843
159,563	American Homes 4 Rent REIT Class A	6,387,307
84,812	Apartment Income Corp REIT	4,534,050
82,263	Apartment Investment & Management Co REIT Class A(a)	602,165
75,521	AvalonBay Communities Inc REIT	18,757,151
55,224	Camden Property Trust REIT	9,178,229
7,727	Centerspace REIT	758,173
184,661	Equity Residential REIT	16,604,717
35,258	Essex Property Trust Inc REIT	12,180,934
118,905	Independence Realty Trust Inc REIT(b)	3,143,848
322,478	Invitation Homes Inc REIT	12,957,166
62,325	Mid-America Apartment Communities Inc REIT	13,053,971
12,186	NexPoint Residential Trust Inc REIT	1,100,518
161,605	UDR Inc REIT	9,271,279
		112,732,351
Diversified REITS — 9.15%
28,312	American Assets Trust Inc REIT	1,072,742
87,018	Broadstone Net Lease Inc REIT	1,895,252
153,350	Digital Realty Trust Inc REIT	21,745,030
205,800	Duke Realty Corp REIT	11,948,748
40,479	EPR Properties REIT	2,214,606
55,811	Global Net Lease Inc REIT	877,907
152,754	LXP Realty Trust REIT	2,398,238
65,551	Necessity Retail Inc REIT	518,508
10,834	PS Business Parks Inc REIT	1,820,979
24,600	UMH Properties Inc REIT	604,914
45,624	Washington REIT	1,163,412
102,999	WP Carey Inc REIT	8,326,439
		54,586,775
Health Care REITS — 11.38%
52,297	CareTrust Inc REIT	1,009,332
12,730	Community Healthcare Trust Inc REIT	537,333
130,672	Diversified Healthcare Trust REIT	418,150
32,592	Global Medical Inc REIT	531,901
79,542	Healthcare Realty Trust Inc REIT	2,185,814
119,334	Healthcare Trust of America Inc REIT Class A	3,739,928
291,424	Healthpeak Properties Inc REIT	10,004,586
21,532	LTC Properties Inc REIT	828,336
322,502	Medical Properties Trust Inc REIT	6,817,692
Shares		Fair Value
Health Care REITS — (continued)
24,777	National Health Investors Inc REIT	$ 1,462,091
129,135	Omega Healthcare Investors Inc REIT	4,023,847
6,879	Universal Health Realty Income Trust REIT	401,527
215,704	Ventas Inc REIT	13,321,879
235,211	Welltower Inc REIT	22,613,186
		67,895,602
Hotels REITS — 3.95%
114,881	Apple Hospitality Inc REIT	2,064,412
18,104	Ashford Hospitality Trust Inc REIT(a)	184,661
26,136	Chatham Lodging Trust REIT(a)	360,415
113,235	DiamondRock Hospitality Co REIT(a)	1,143,674
16,865	Hersha Hospitality Trust REIT(a)	153,134
385,844	Host Hotels & Resorts Inc REIT	7,496,949
127,787	Park Hotels & Resorts Inc REIT	2,495,680
70,788	Pebblebrook Hotel Trust REIT	1,732,890
89,752	RLJ Lodging Trust REIT	1,263,708
29,757	Ryman Hospitality Properties Inc REIT(a)	2,760,557
88,180	Service Properties Trust REIT	778,629
57,261	Summit Hotel Properties Inc REIT(a)	570,320
118,235	Sunstone Hotel Investors Inc REIT(a)	1,392,808
61,497	Xenia Hotels & Resorts Inc REIT(a)	1,186,277
		23,584,114
Manufactured Homes REITS — 3.04%
93,292	Equity LifeStyle Properties Inc REIT	7,134,972
62,666	Sun Communities Inc REIT	10,984,723
		18,119,695
Office Property REITS — 10.23%
78,650	Alexandria Real Estate Equities Inc REIT	15,828,313
76,812	Boston Properties Inc REIT	9,893,386
92,278	Brandywine Realty Trust REIT	1,304,811
23,421	City Office Inc REIT	413,615
60,499	Corporate Office Properties Trust REIT	1,726,641
80,346	Cousins Properties Inc REIT	3,237,140
94,827	Douglas Emmett Inc REIT	3,169,118
46,528	Easterly Government Properties Inc REIT	983,602
76,422	Empire State Realty Trust Inc REIT Class A(b)	750,464
61,130	Equity Commonwealth REIT(a)	1,724,477

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
50,579	Franklin Street Properties Corp REIT	$ 298,416
56,506	Highwoods Properties Inc REIT	2,584,584
82,213	Hudson Pacific Properties Inc REIT	2,281,411
61,546	JBG SMITH Properties REIT	1,798,374
56,764	Kilroy Realty Corp REIT	4,337,905
26,079	Office Properties Income Trust REIT	671,013
30,435	Orion Office Inc REIT	426,090
88,002	Paramount Group Inc REIT	960,102
66,882	Piedmont Office Realty Trust Inc REIT Class A	1,151,708
34,651	SL Green Realty Corp REIT	2,812,968
42,885	Veris Residential Inc REIT(a)	745,770
86,124	Vornado Realty Trust REIT	3,903,140
		61,003,048
Regional Malls REITS — 4.38%
115,120	Macerich Co REIT(b)	1,800,477
177,573	Simon Property Group Inc REIT	23,361,504
56,078	Tanger Factory Outlet Centers Inc REIT(b)	963,981
		26,125,962
Shopping Centers REITS — 5.37%
47,669	Acadia Realty Trust REIT	1,032,987
160,946	Brixmor Property Group Inc REIT	4,154,016
38,163	Federal Realty Investment Trust REIT	4,658,557
333,226	Kimco Realty Corp REIT	8,230,682
118,348	Kite Realty Group Trust REIT	2,694,784
21,173	NETSTREIT Corp REIT	475,122
83,267	Regency Centers Corp REIT	5,940,268
65,556	Retail Opportunity Investments Corp REIT	1,271,131
45,461	RPT Realty REIT	625,998
18,592	Seritage Growth Properties REIT Class A(a)(b)	235,375
96,825	SITE Centers Corp REIT	1,617,946
59,307	Urban Edge Properties REIT	1,132,764
		32,069,630
Single Tenant REITS — 6.43%
38,007	Agree Realty Corp REIT	2,522,145
65,695	Essential Properties Realty Trust Inc REIT	1,662,083
42,173	Four Corners Property Trust Inc REIT	1,140,358
21,332	Getty Realty Corp REIT	610,522
94,747	National Retail Properties Inc REIT	4,257,930
305,720	Realty Income Corp REIT	21,186,396
67,345	Spirit Realty Capital Inc REIT	3,099,217
Shares		Fair Value
Single Tenant REITS — (continued)
132,920	STORE Capital Corp REIT	$ 3,885,252
		38,363,903
Storage REITS — 10.43%
118,239	CubeSmart REIT	6,151,975
72,351	Extra Space Storage Inc REIT	14,875,366
44,322	Life Storage Inc REIT	6,224,138
44,280	National Storage Affiliates Trust REIT	2,779,013
82,439	Public Storage REIT	32,174,293
		62,204,785
Warehouse/Industry REITS — 15.92%
144,154	Americold Realty Trust REIT	4,019,013
21,963	EastGroup Properties Inc REIT	4,464,639
70,312	First Industrial Realty Trust Inc REIT	4,353,016
34,943	Industrial Logistics Properties Trust REIT	792,158
13,892	Innovative Industrial Properties Inc REIT	2,853,417
18,140	Plymouth Industrial REIT Inc REIT	491,594
399,876	Prologis Inc REIT	64,571,976
86,601	Rexford Industrial Realty Inc REIT	6,459,568
95,225	STAG Industrial Inc REIT	3,937,554
40,818	Terreno Realty Corp REIT	3,022,573
		94,965,508
TOTAL COMMON STOCK — 99.18% (Cost $468,716,219)		$591,651,373
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.04%
$1,479,647	Undivided interest of 1.37% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $1,479,647 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(c)	1,479,647

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,479,647	Undivided interest of 3.49% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $1,479,647 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(c)	$ 1,479,647
1,479,647	Undivided interest of 47.95% in a repurchase agreement (principal amount/value $3,085,896 with a maturity value of $3,085,922) with HSBC Securities (USA) Inc, 0.30%, dated 3/31/22 to be repurchased at $1,479,647 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 3.81%, 8/1/33 - 11/1/50, with a value of $3,147,614.(c)	1,479,647
311,453	Undivided interest of 50.01% in a repurchase agreement (principal amount/value $622,837 with a maturity value of $622,842) with JP Morgan Securities, 0.28%, dated 3/31/22 to be repurchased at $311,453 on 4/1/22 collateralized by U.S. Treasury securities, 1.88% - 2.88%, 8/31/24 - 8/15/49, with a value of $635,294.(c)	311,453
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,479,647	Undivided interest of 1.37% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $1,479,647 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(c)	$ 1,479,647
TOTAL SHORT TERM INVESTMENTS — 1.04% (Cost $6,230,041)		$6,230,041
TOTAL INVESTMENTS — 100.22% (Cost $474,946,260)		$597,881,414
OTHER ASSETS & LIABILITIES, NET — (0.22)%		$(1,322,016)
TOTAL NET ASSETS — 100.00%		$596,559,398

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2022.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At March 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	24	USD	5,436,900	June 2022	$169,201
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2022

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 27 futures contracts for the reporting period.

March 31, 2022